Shareholder Report, Holdings (Details) - C000233407	Oct. 31, 2025
6483586 | Kandenko Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	3.30%
6775432 | Sankyo Company Ltd.
Holdings [Line Items]
Percent of Net Asset Value	2.70%
BD2NKY1 | Torex Gold Resources, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
BPCR7W4 | DPM Metals, Inc.
Holdings [Line Items]
Percent of Net Asset Value	2.50%
B0MSW50 | Lonking Holdings Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
B02FBC1 | Perseus Mining Ltd.
Holdings [Line Items]
Percent of Net Asset Value	1.90%
BFMHVQ6 | DWS Group GmbH & Company KGaA
Holdings [Line Items]
Percent of Net Asset Value	1.80%
BV5CBN7 | Dormakaba Holding A.G.
Holdings [Line Items]
Percent of Net Asset Value	1.70%
6053859 | Aneka Tambang Tbk
Holdings [Line Items]
Percent of Net Asset Value	1.70%
BPJHV58 | Ithaca Energy PLC
Holdings [Line Items]
Percent of Net Asset Value	1.60%
France
Holdings [Line Items]
Percent of Net Asset Value	0.80%
Finland
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United Arab Emirates
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Luxembourg
Holdings [Line Items]
Percent of Net Asset Value	1.00%
Philippines
Holdings [Line Items]
Percent of Net Asset Value	1.00%
United States
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Marshall Islands
Holdings [Line Items]
Percent of Net Asset Value	1.10%
Israel
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Singapore
Holdings [Line Items]
Percent of Net Asset Value	1.20%
Netherlands
Holdings [Line Items]
Percent of Net Asset Value	1.50%
Indonesia
Holdings [Line Items]
Percent of Net Asset Value	1.70%
Germany
Holdings [Line Items]
Percent of Net Asset Value	1.80%
Hong Kong
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Thailand
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Bermuda
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Mexico
Holdings [Line Items]
Percent of Net Asset Value	2.00%
Switzerland
Holdings [Line Items]
Percent of Net Asset Value	2.60%
Australia
Holdings [Line Items]
Percent of Net Asset Value	2.80%
South Africa
Holdings [Line Items]
Percent of Net Asset Value	2.80%
Brazil
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Sweden
Holdings [Line Items]
Percent of Net Asset Value	3.30%
China
Holdings [Line Items]
Percent of Net Asset Value	3.40%
United Kingdom
Holdings [Line Items]
Percent of Net Asset Value	5.90%
Korea (Republic Of)
Holdings [Line Items]
Percent of Net Asset Value	7.20%
Canada
Holdings [Line Items]
Percent of Net Asset Value	8.00%
Cayman Islands
Holdings [Line Items]
Percent of Net Asset Value	8.50%
Japan
Holdings [Line Items]
Percent of Net Asset Value	28.40%
Utilities
Holdings [Line Items]
Percent of Net Asset Value	2.20%
Real Estate
Holdings [Line Items]
Percent of Net Asset Value	3.10%
Financials
Holdings [Line Items]
Percent of Net Asset Value	3.80%
Energy
Holdings [Line Items]
Percent of Net Asset Value	4.40%
Communications
Holdings [Line Items]
Percent of Net Asset Value	5.40%
Technology
Holdings [Line Items]
Percent of Net Asset Value	5.70%
Health Care
Holdings [Line Items]
Percent of Net Asset Value	6.70%
Consumer Staples
Holdings [Line Items]
Percent of Net Asset Value	10.40%
Consumer Discretionary
Holdings [Line Items]
Percent of Net Asset Value	17.50%
Materials
Holdings [Line Items]
Percent of Net Asset Value	17.70%
Industrials
Holdings [Line Items]
Percent of Net Asset Value	21.50%
Materials6053859
Holdings [Line Items]
Percent of Total Investments	100.00%